Expense Example {- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Financial Services Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Financial Services Fund-Class A
Expense Example:
1 year	$ 678
3 years	896
5 years	1,131
10 years	1,806
Fidelity Advisor Financial Services Fund-Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Advisor Financial Services Fund-Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,949
Fidelity Advisor Financial Services Fund- Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822